Amplify Lithium & Battery Technology ETF
Schedule of Investments
July 31, 2023 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.2%
Consumer Discretionary - 27.3%
BAIC Motor Corp. Ltd. - Class H (c)	957,218	$265,113
BYD Co. Ltd.	296,118	10,464,312
CALB Co. Ltd. (a) (c)	157,156	373,600
EVgo, Inc. (a) (b)	97,418	425,717
Li Auto, Inc. - ADR (a)	92,162	3,944,534
Lucid Group, Inc. (a) (b)	157,408	1,197,875
NIO, Inc. - ADR (a)	151,237	2,313,926
Panasonic Holdings Corp.	265,408	3,283,436
Polestar Automotive Holding UK PLC - ADR (a) (b)	175,794	787,557
QuantumScape Corp. (a) (b)	44,341	590,179
Rivian Automotive, Inc. - Class A (a) (b)	82,506	2,280,466
Tesla, Inc. (a)	57,270	15,315,716
XPeng, Inc. - ADR (a) (b)	76,591	1,602,284
Yadea Group Holdings Ltd. (c)	281,546	637,539
Zhejiang Leapmotor Technologies Ltd. (a) (c)	103,784	599,504
		44,081,758
Industrials - 19.5%
Advanced Energy Solution Holding Co. Ltd.	31,523	693,122
Blink Charging Co. (a) (b)	71,678	458,739
ChargePoint Holdings, Inc. (a) (b)	85,812	743,132
Contemporary Amperex Technology Co. Ltd.	302,604	10,066,688
Ecopro BM Co. Ltd.	11,111	3,652,382
EnerSys	9,129	988,853
Enovix Corp. (a) (b)	50,724	1,091,580
Eve Energy Co. Ltd.	234,312	1,941,904
FREYR Battery SA (a) (b)	79,159	666,519
FuelCell Energy, Inc. (a) (b)	226,406	495,829
GS Yuasa Corp.	33,953	681,733
Hydro Lithium, Inc. (a)	21,529	458,567
Hyliion Holdings Corp. (a)	298,806	588,648
Kempower Oyj (a) (b)	17,163	766,155
Li-Cycle Holdings Corp. (a) (b)	111,526	672,502
Microvast Holdings, Inc. (a) (b)	436,057	1,251,483
Nikola Corp. (a) (b)	538,972	1,439,055
Plug Power, Inc. (a) (b)	100,897	1,323,769
Proterra, Inc. (a) (b)	345,001	583,052
Shin Heung Energy & Electronics Co. Ltd.	15,335	608,756
The Lion Electric Co. (a) (b)	213,462	559,270
Varta AG (b)	23,869	540,891
Vitzrocell Co. Ltd.	38,687	606,718
Wallbox NV (a) (b)	168,504	711,087
		31,590,434
Information Technology - 8.7%
L&F Co. Ltd.	5,906	1,193,108
Lotte Energy Materials Corp.	15,425	663,155
NAURA Technology Group Co. Ltd.	56,944	2,261,506
NEC Corp.	34,857	1,759,940
Phoenix Silicon International Corp.	273,220	530,330
Samsung SDI Co. Ltd.	6,992	3,647,809
Simplo Technology Co. Ltd.	65,413	640,049
SolarEdge Technologies, Inc. (a)	6,294	1,519,749
TDK Corp.	48,177	1,841,200
		14,056,846
Materials - 43.7%
African Rainbow Minerals Ltd.	56,636	635,755
Albemarle Corp.	12,800	2,717,184
Allkem Ltd. (a)	111,020	1,105,159
Alpha HPA Ltd. (a)	788,739	590,722
American Lithium Corp. (a)	247,275	476,304
AMG Advanced Metallurgical Group NV	14,369	587,399
Aneka Tambang Tbk	5,338,926	702,770
Argosy Minerals Ltd. (a)	1,695,610	364,461
BHP Group Ltd. - ADR	163,995	10,274,287
Chalice Mining Ltd. (a)	122,091	484,670
CMOC Group Ltd. - Class H	3,260,060	2,173,680
Core Lithium Ltd. (a) (b)	889,277	382,289
Critical Elements Lithium Corp. (a) (b)	312,190	414,312
Eramet SA	7,373	620,159
First Quantum Minerals Ltd.	75,150	2,228,883
Ganfeng Lithium Co. Ltd. - Class H (c)	297,613	1,904,229
Glencore PLC	1,165,194	7,081,244
Guangzhou Tinci Materials Technology Co. Ltd.	258,880	1,333,748
IGO Ltd.	110,168	1,021,198
ioneer Ltd. (a)	2,217,284	431,911
Ivanhoe Electric, Inc. (a) (b)	47,380	770,399
Jinchuan Group International Resources Co. Ltd.	8,023,247	452,657
Johnson Matthey PLC	36,510	843,861
Lake Resources NL (a)	1,528,149	230,953
Leo Lithium Ltd. (a) (d)	1,343,246	1,028,574
LG Chem Ltd.	7,118	3,618,612
Liontown Resources Ltd. (a)	434,526	785,133
Lithium Americas Corp. (a)	37,254	752,058
Livent Corp. (a)	35,355	870,440
Lundin Mining Corp.	127,550	1,140,419
Lygend Resources & Technology Co. Ltd. (e)	489,238	741,488
Mineral Resources Ltd.	26,680	1,280,094
MMC Norilsk Nickel PJSC - ADR (a) (d)	182,937	–
MP Materials Corp. (a) (b)	38,642	921,612
Nickel Industries Ltd.	1,016,760	563,440
Patriot Battery Metals, Inc. (a) (b)	55,981	607,082
Piedmont Lithium, Inc. (a)	10,155	557,103
Pilbara Minerals Ltd.	414,343	1,347,040
Resonac Holdings Corp.	46,231	755,379
Sayona Mining Ltd. (a)	4,309,846	419,764
Shanghai Putailai New Energy Technology Co. Ltd.	279,752	1,541,880
Sigma Lithium Corp. (a)	21,812	851,322
SK IE Technology Co. Ltd. (a) (c)	14,386	1,211,013
Sociedad Quimica y Minera de Chile SA - ADR	29,241	2,154,769
South32 Ltd.	571,385	1,489,141
Standard Lithium Ltd. (a) (b)	165,506	768,132
Sumitomo Metal Mining Co. Ltd.	37,998	1,312,495
Tianqi Lithium Corp.	302,883	1,883,577
Umicore SA	35,743	1,057,946
Vale Indonesia Tbk PT	1,882,155	858,078
Vulcan Energy Resources Ltd. (a) (b)	151,788	452,685
W-Scope Corp. (a)	62,599	676,306
Yunnan Energy New Material Co. Ltd. (a)	115,448	1,558,853
Zhejiang Huayou Cobalt Co. Ltd.	209,565	1,475,833
		70,508,502
Total Common Stocks (Cost $179,898,465)		160,237,540

MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class - 5.10% (f)	188,979	188,979
Total Money Market Funds (Cost $188,979)		188,979
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.7%
First American Government Obligations Fund - Class X - 5.18% (f)	17,355,466	17,355,466
Total Investments Purchased with Proceeds from Securities Lending (Cost $17,355,466)		17,355,466
Total Investments - 110.0%
(Cost $197,442,910)		$177,781,985

Percentages are based on Net Assets of $161,524,586.
ADR -	American Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2023. Total value of securities out on loan is $16,623,259 or 10.3% of net assets.
(c)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2023, the value of these securities amounted to $4,990,998 or 3.1% of total net assets.

(d)	Illiquid security. At July 31, 2023, the value of these securities amounted to $1,028,574 or 0.6% of net assets. Value is determined using significant unobservable inputs.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2023 the value of these securities amounted to $741,488 or 0.5% of net assets.

(f)	Seven-day yield as of July 31, 2023.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the year/period ended July 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2023, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last trade price.

The Trust's valuation procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the Valuation Designee, pursuant to procedures established by the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2023:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Australia	$ 21,222,949
Belgium	1,057,946
Brazil	851,322
Britain	1,631,418
Canada	8,389,361
Chile	2,154,769
China	47,084,195
Finland	766,155
France	620,159
Germany	540,891
Hong Kong	452,657
Indonesia	1,560,848
Israel	1,519,749
Japan	10,310,490
Netherlands	587,399
Norway	666,519
South Africa	635,755
South Korea	15,660,120
Spain	711,087
Switzerland	7,081,244
Taiwan	1,863,501
United States	33,840,432
Money Market Funds
United States	188,979
Investments Purchased with Proceeds from Securities Lending
United States	17,355,466
Total Level 1	176,753,411
Level 2	-
Total Level 2	-
Level 3
Common Stocks
Australia	1,028,574
Russia	0
Total Level 3	1,028,574
Total	$177,781,985

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended January 31, 2023, there were no transfers into or out of Level 3 for the Fund, except for the below. Below is a reconciliation of securities in Level 3 for the Fund.

BATT	Balance as of 10/31/2022	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2023	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2023
Common Stocks	$0	$-	$-	$-	$-	$-	$1,028,574	$1,028,574	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

BATT			Fair Value as of 07/31/23	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input	Impact to Valuation from an Increase to Input
Common Stocks			$1,028,574	Market Approach	No Market Activity	-	Decrease

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2023, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.